                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Basswood Partners, L.L.C.
Address:      645 Madison Avenue, 10th Floor
              New York, New York 10022

Form 13F File Number: 28-04683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Lindenbaum
Title:   Managing Member
Phone:   (212) 521-9500

Signature, Place, and Date of Signing:

/s/Matthew Lindenbaum   New York, New York     February 14, 2001
-------------------     ------------------     -----------------
[Signature]             [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     72

Form 13F Information Table Value Total:     $540,627,083


The Institutional Investment Manager has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-                      Basswood Capital Management, LLC

         2         28-                      Bennett Lindenbaum

         3         28-                      Matthew Lindenbaum

















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
                                                        BASSWOOD PARTNERS
                                                       COMBINATION REPORT
                                                        December 31, 2000

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   SEE          SHARED-   MANAGERS      (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  INSTR. V     OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----

American Express
  Co. (AXP)            Common    025816109    1,635,050      29,762        X                      1,2,3             X
Ameritrade Holding
  Corp. (AMTD)         Common    03072H109      424,984      60,712        X                      1,2,3             X
Astoria Financial
  Corp.(ASFC)          Common    046265104   21,091,825     388,342        X                      1,2,3             X
Banc One Corp. (ONE)   Common    06423A103   21,445,109     585,532        X                      1,2,3             X
Bank of New York (BK)  Common    064057102    5,398,607      97,823        X                      1,2,3             X
Bay View Capital
  Corp. (BVC)          Common    07262L101      581,200      92,992        X                      1,2,3             X
BB&T Corporation (BBT) Common    054937107    1,333,064      35,727        X                      1,2,3             X
Bear Stearns (BSC)     Common    073902108   14,447,483     285,030        X                      1,2,3             X
Blyth Inc. (BTH)       Common    09643P108      309,886      12,845        X                      1,2,3             X
Capital One Financial
   Corp. (COF)         Common    14040H105    3,924,597      59,633        X                      1,2,3             X
Carnival Corp. (CCL)   Common    143658102      608,485      19,748        X                      1,2,3             X
Charles Schwab
  Corp. (SCH)          Common    808513105    1,568,854      55,290        X                      1,2,3             X
CIT Group Holdings,
  Inc. (CIT)           Common    125577106    1,144,549      56,872        X                      1,2,3             X
Citigroup Inc. (C)     Common    172967101   40,910,143     801,178        X                      1,2,3             X
City National
 Corp. (CYN)           Common    178566105    2,438,512      62,828        X                      1,2,3             X
Comerica, Inc. (CMA)   Common    200340107   14,416,666     242,807        X                      1,2,3             X
Community State
  Bank (TNEK)          Common    204136105      873,213      51,700        X                      1,2,3             X
Compucredit
  Corp. (CCRT)         Common    20478N100    6,214,664     342,878        X                      1,2,3             X
Countrywide Credit
  (CCR)                Common    222372104   18,458,684     367,337        X                      1,2,3             X
D. R. Horton, Inc.
  (DHI)                Common    23331A109    6,625,964     271,139        X                      1,2,3             X
Dime Bancorp (DME)     Common    25429Q102    4,177,300     141,304        X                      1,2,3             X
E*Trade Group, Inc.
  (EGRP)               Common    269246104      468,268      63,494        X                      1,2,3             X


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

Ethan Allen Interiors
  Inc. (ETH)           Common    297602104      230,145       6,870        X                      1,2,3             X
Expeditors Inter-
  national Inc. (EXPD) Common    302130109      322,125       6,000        X                      1,2,3             X
Family Dollar Stores,
  Inc. (FDO)           Common    307000109      570,859      26,629        X                      1,2,3             X
Fidelity National
  Financial Inc. (FNF) Common    316326107    8,247,294     223,277        X                      1,2,3             X
Fifth Third Banc
  (FITB)               Common    316773100    6,258,693     104,748        X                      1,2,3             X
Financial Federal
  Corp. (FIF)          Common    317492106    5,466,539     228,965        X                      1,2,3             X
Finova Corp. (FNV)     Common    317928109       92,912      92,912        X                      1,2,3             X
First Financial
  Fund (FF)            Common    320228109    1,421,482     145,793        X                      1,2,3             X
First Union Corp.
  (FTU)                Common    337358105    2,671,001      96,036        X                      1,2,3             X
Firstar Corp. (FSR)    Common    33763V109    2,099,475      90,300        X                      1,2,3             X
Franklin Resources
  Inc. (BEN)           Common    354613101    2,227,783      58,472        X                      1,2,3             X
Freddie Mac (FRE)      Common    313400301   20,729,102     300,967        X                      1,2,3             X
General Electric
  Co. (GE)             Common    369604103    1,066,370      22,245        X                      1,2,3             X
Golden State Bancorp
  (GSB)                Common    381197102    1,857,831      59,096        X                      1,2,3             X
H&R Block Inc. (HRB)   Common    93671105       605,813      14,642        X                      1,2,3             X
Home Depot Inc. (HD)   Common    437076102      385,740       8,443        X                      1,2,3             X
Household Inter-
  national (HI)        Common    441815107      665,995      12,109        X                      1,2,3             X
IMC Mortgage Co.
  (IMCC)               Common    449923101        1,377     229,516        X                      1,2,3             X
John Nuveen Co. (JNC)  Common    478035108    2,725,558      47,401        X                      1,2,3             X
Labranche & Co.
  Inc. (LAB)           Common    505447102    1,049,944      34,354        X                      1,2,3             X
M&T Bank Corporation
  (MTB)                Common    55261F104    6,757,160      99,370        X                      1,2,3             X
Masco Corp. (MAS)      Common    574599106      427,825      16,655        X                      1,2,3             X
MBNA Corp. (KRB)       Common    55262L100   14,618,570     395,765        X                      1,2,3             X
McDonalds Corporation
   (MCD)               Common    580135101      349,860      10,290        X                      1,2,3             X
Mellon Financial
  Corp. (MEL)          Common    58551A108   14,604,556     296,916        X                      1,2,3             X
Merrill Lynch Co.
  (MER)                Common    590188108   21,940,828     321,772        X                      1,2,3             X
Moody's Corp. (MCO)    Common    615369105    3,074,948     119,706        X                      1,2,3             X
Morgan Stanley
  Dean Witter (MWD)    Common    617446448      745,426       9,406        X                      1,2,3             X
National City Corp.
  (NCC)                Common    635405103      337,180      11,728        X                      1,2,3             X
Northern Trust
  Corp. (NTRS)         Common    665859104   14,526,200     178,099        X                      1,2,3             X


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

Pacific Capital
  Bancorp (SABB)       Common    69404P101    1,560,548      55,486        X                      1,2,3             X
PNC Bancorp (PNC)      Common    693475105    1,331,126      18,219        X                      1,2,3             X
Pro Business Services
  Inc. (PRBZ)          Common    742674104    2,159,638      81,304        X                      1,2,3             X
Progressive Corp.
  (PGR)                Common    743315103   10,370,894     100,081        X                      1,2,3             X
Providian Financial
  Corp. (PVN)          Common    74406A102   23,493,350     408,580        X                      1,2,3             X
Raymond James Financial,
   Inc. (RJF)          Common    754730109    3,023,488      86,695        X                      1,2,3             X
Southern Pacific
  Funding Corp.(SFCFQ) Common    843576109          650     162,529        X                      1,2,3             X
Southtrust Corp (SOTR) Common    844730101    2,184,919      53,700        X                      1,2,3             X
Sovereign Bancorp
  (SVRN)               Common    845905108    6,557,362     807,060        X                      1,2,3             X
State Street Corp.
  (STT)                Common    857477103   14,360,539     115,615        X                      1,2,3             X
Summit Bancorp (SUB)   Common    866005101   36,487,393     955,480        X                      1,2,3             X
TCF Financial Corp.
  (TCB)                Common    872275102   19,966,897     448,065        X                      1,2,3             X
Toll Brothers Inc.
  (TOL)                Common    889478103   13,744,137     336,248        X                      1,2,3             X
United Companies
  Financial Corp.
  (UCFNQ)              Common    909870107        1,202     150,305        X                      1,2,3             X
United Parcel
  Service (UPS)        Common    911312106      513,358       8,738        X                      1,2,3             X
US Bancorp (USB)       Common    902973106   27,869,889     954,857        X                      1,2,3             X
Wachovia Corp. (WB)    Common    929771103    2,085,583      35,881        X                      1,2,3             X
Washington Mutual
  (WM)                 Common    939322103   33,389,161     629,242        X                      1,2,3             X
Wells Fargo & C0.
  (WFC)                Common    949746101   27,008,326     484,998        X                      1,2,3             X
Westamerica Banc
  (WABC)               Common    957090103    9,942,933     231,231        X                      1,2,3             X

Total                                      $540,627,083














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